SANFORD C. BERNSTEIN FUND, INC.

- AB Emerging Markets Portfolio

Class Z (Ticker: EGMZX)

- AB Core Bond Portfolio (formerly, AB Intermediate Duration Portfolio)

Class Z (Ticker: IDPZX)

- AB Intermediate Diversified Municipal Portfolio

Class A (Ticker: AIDAX); Class C (Ticker: AIMCX); Class Z (Ticker: AIDZX) Advisor Class (Ticker: AIDYX)

BERNSTEIN FUND, INC.

- International Strategic Equities Portfolio

Class Z (Ticker: STEZX)

- International Small Cap Portfolio

Class Z (Ticker: IRCZX)

- Small Cap Core Portfolio

Class Z (Ticker: SCRZX)

(the “Retail Portfolios”)

SANFORD C. BERNSTEIN FUND, INC.

- Emerging Markets Portfolio

Emerging Markets Class (Ticker: SNEMX)

- Diversified Municipal Portfolio

Diversified Municipal Class (Ticker: SNDPX)

- AB Core Bond Portfolio (formerly, Intermediate Duration Portfolio)

Core Bond Class (Ticker: SNIDX)

- Overlay A Portfolio

Class 1 (Ticker: SAOOX); Class 2 (Ticker: SAOTX)

- Tax-Aware Overlay A Portfolio

Class 1 (Ticker: SATOX); Class 2 (Ticker: SATTX)

- Overlay B Portfolio

Class 1 (Ticker: SBOOX); Class 2 (Ticker: SBOTX)

- Tax-Aware Overlay B Portfolio

Class 1 (Ticker: SBTOX); Class 2 (Ticker: SBTTX)

BERNSTEIN FUND, INC.

- International Strategic Equities Portfolio

SCB Class (Ticker: STESX); Advisor Class (Ticker: STEYX)

- International Small Cap Portfolio

SCB Class (Ticker: IRCSX); Advisor Class (Ticker: IRCYX)

- Small Cap Core Portfolio

SCB Class (Ticker: SCRSX); Advisor Class (Ticker: SCRYX)

(the “Private Client Portfolios”)

Supplement dated November 7, 2025 to the Retail Prospectus and the Private Client Prospectus, each dated January 31, 2025, as amended (together, the “Prospectuses”).

* * *

AB Intermediate Duration Portfolio/Intermediate Duration Portfolio (the “Portfolio”) has been renamed “AB Core Bond Portfolio” and is no longer offered through the Prospectuses. All references to the Portfolio in the Prospectuses are hereby removed.

The Portfolio is now offered through separate prospectuses dated January 31, 2025, as revised November 7, 2025.

* * *

This Supplement should be read in conjunction with the Prospectus for the Retail Portfolios and the Prospectus for the Private Client Portfolios.

You should retain this Supplement with your Prospectus(es) for future reference.

__________________

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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